EMPLOYEE BENEFIT PLAN	6 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLAN
19.
EMPLOYEE BENEFIT PLAN

Full time PRC employees of the Group are eligible to participate in a government‑mandated multi‑employer defined contribution plan under which certain pension benefits, medical care, unemployment insurance and employee housing fund are provided to these employees. The PRC labor regulations require the Group to accrue for these benefits based on a percentage of each employee’s salary income. Total provisions for employee benefits were US$6,095,661 and US$6,280,762 for the six months ended June 30, 2023 and 2024, respectively, reported as a component of salary and compensation expenses when incurred.